Capital and Reserves (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share capital, reserves and other equity interest [Line Items]
Balance	$ 1,011,314	$ 971,931	$ 911,039
Beginning Balance (in Shares)	39,160,048	38,968,905	38,777,339
Repurchase of common stock	$ (28)	$ 0	$ 0
Restricted stock issued - directors	30	0	0
Balance	$ 1,042,812	$ 1,011,314	$ 971,931
Ending Balance (in Shares)	39,428,835	39,160,048	38,968,905
Treasury stock [member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Balance	$ (69,176)	$ (73,397)	$ (77,627)
Beginning Balance (in Shares)	2,819,791	3,010,934	3,202,500
Repurchase of common stock	$ (28)	$ 0	$ 0
Repurchase of common stock (in Shares)	1,000	0	0
Restricted stock issued - directors	$ 1,259	$ 1,259	$ 1,259
Restricted stock issued - directors (in Shares)	(57,000)	(57,000)	(57,000)
Exercised stock options - compensation plans	$ (3,140)	$ (1,519)	$ (1,553)
Exercised stock options - compensation plans (in Shares)	(142,268)	(68,785)	(70,358)
Restricted stock units - vested	$ (1,557)	$ (1,443)	$ (1,418)
Restricted stock units - vested (in Shares)	(70,519)	(65,358)	(64,208)
Balance	$ (63,248)	$ (69,176)	$ (73,397)
Ending Balance (in Shares)	2,551,004	2,819,791	3,010,934
Class A shares [Member] | Treasury stock [member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Balance	$ 10,708	$ 10,708	$ 10,708
Beginning Balance (in Shares)	318,140	318,140	318,140
Repurchase of common stock	$ 0	$ 0	$ 0
Repurchase of common stock (in Shares)	0	0	0
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock issued - directors (in Shares)	0	0	0
Exercised stock options - compensation plans	$ 0	$ 0	$ 0
Exercised stock options - compensation plans (in Shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Restricted stock units - vested (in Shares)	0	0	0
Balance	$ 10,708	$ 10,708	$ 10,708
Ending Balance (in Shares)	318,140	318,140	318,140
Class B shares [Member] | Treasury stock [member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Balance	$ 16,242	$ 16,242	$ 16,242
Beginning Balance (in Shares)	589,174	589,174	589,174
Repurchase of common stock	$ 28	$ 0	$ 0
Repurchase of common stock (in Shares)	1,000	0	0
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock issued - directors (in Shares)	0	0	0
Exercised stock options - compensation plans	$ 0	$ 0	$ 0
Exercised stock options - compensation plans (in Shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Restricted stock units - vested (in Shares)	0	0	0
Balance	$ 16,270	$ 16,242	$ 16,242
Ending Balance (in Shares)	590,174	589,174	589,174
Class E shares [Member] | Treasury stock [member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Balance	$ 42,226	$ 46,447	$ 50,677
Beginning Balance (in Shares)	1,912,477	2,103,620	2,295,186
Repurchase of common stock	$ 0	$ 0	$ 0
Repurchase of common stock (in Shares)	0	0	0
Restricted stock issued - directors	$ (1,259)	$ (1,259)	$ (1,259)
Restricted stock issued - directors (in Shares)	(57,000)	(57,000)	(57,000)
Exercised stock options - compensation plans	$ (3,140)	$ (1,519)	$ (1,553)
Exercised stock options - compensation plans (in Shares)	(142,268)	(68,785)	(70,358)
Restricted stock units - vested	$ (1,557)	$ (1,443)	$ (1,418)
Restricted stock units - vested (in Shares)	(70,519)	(65,358)	(64,208)
Balance	$ 36,270	$ 42,226	$ 46,447
Ending Balance (in Shares)	1,642,690	1,912,477	2,103,620